Merger - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Mar. 06, 2015	Dec. 31, 2016	Dec. 31, 2015
Net assets acquired:
Goodwill		$ 27,095	$ 27,095
TCNB Financial Corp [Member]
Business Acquisition [Line Items]
Total purchase price	$ 17,226
Net assets acquired:
Cash and short-term investments	18,152
Loans, net	76,444
Other securities	716
Premises and equipment	1,738
Accrued interest receivable	194
Core deposit intangible	1,009
Other assets	472
Noninterest-bearing deposits	(18,263)
Interest-bearing deposits	(68,606)
Other liabilities	(5)
Net assets acquired	11,851
Goodwill	$ 5,375